Restructuring Costs	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Restructuring Costs
3.	Restructuring Costs

The Company has continued to make changes to its worldwide manufacturing footprint. These actions resulted in charges relating to employee severance and other related charges, such as exit costs for consolidation and closure of plant facilities, employee relocation and lease termination costs. During the three and six months ended June 28, 2013, the Company incurred $0.1 million and $0.2 million of restructuring charges. During the three and six months ended June 27, 2014, the Company incurred $2.0 million and $2.6 million of restructuring charges. These restructuring costs are presented separately on the condensed consolidated statements of operations.

The following table presents the restructuring liability activity for the six month periods ended June 28, 2013 and June 27, 2014 (in thousands):

	Severance costs	Lease termination costs	Other costs	Total
Balance - December 31, 2012	$180	$1,070	$98	$1,348
Current period restructuring charges	172	-	-	172
Cash payments	(222)	(120)	(98)	(440)

Balance - June 28, 2013	$130	$950	$-	$1,080

	Severance costs	Lease termination costs	Other costs	Total
Balance - December 31, 2013	$1,112	$818	$65	$1,995
Current period restructuring charges	629	631	1,294	2,554
Cash payments	(1,088)	(104)	(899)	(2,091)

Balance - June 27, 2014	$653	$1,345	$460	$2,458

The accruals for severance presented above relate to costs incurred in the Finishing and Acoustics segments. These accruals are expected to be utilized during the next twelve months and are recorded within other current liabilities on the condensed consolidated balance sheets. The accrual for lease termination costs relates to restructuring costs within the Components and Finishing segments. At December 31, 2013 and June 27, 2014, $0.5 million and $0.9 million, respectively, is recorded within other long-term liabilities and $0.3 million and $0.4 million, respectively, is recorded within other current liabilities on the condensed consolidated balance sheets.

3.	Restructuring Costs

The Company has continued to make changes to its worldwide manufacturing footprint. These actions resulted in charges for items such as employee severance, exit costs for consolidation and closure of plant facilities, employee relocation and lease termination costs. These restructuring costs are presented separately on the consolidated statements of operations. During the year ended December 31, 2011, the Company recorded $0.7 million of restructuring costs, including $0.3 million related to a lease previously terminated and $0.5 million related to severance and other charges as described above. Restructuring costs during the year ended December 31, 2012 totaled $1.6 million related to severance and other restructuring costs. During the year ended December 31, 2013, the Company recorded restructuring costs of $3.0 million, including severance of $2.1 million and $0.9 million of other restructuring costs. The following presents the restructuring liability activity for the years ended December 31, 2012 and 2013 as follows (in thousands):

	Severance costs	Lease termination costs	Other costs	Total
Balance—December 31, 2011	$283	$1,314	$—	$1,597
Utilization of reserve	(283)	(244)	—	(527)
Current year restructuring charges	910	—	721	1,631
Cash payments	(730)	—	(623)	(1,353)

Balance—December 31, 2012	180	1,070	98	1,348
Utilization of reserve	(180)	(252)	(98)	(530)
Current year restructuring charges	2,095	—	855	2,950
Cash payments	(983)	—	(790)	(1,773)

Balance—December 31, 2013	$1,112	$818	$65	$1,995

The accruals for severance and other costs presented above relate to costs incurred in the Finishing and Acoustics segments. These accruals are expected to be utilized during the next twelve months and are recorded within other current liabilities on the consolidated balance sheets. The accrual for lease termination costs relates to restructuring costs within the Components segment. At December 31, 2012 and 2013, $0.8 million and $0.5 million, respectively, is recorded within other long-term liabilities and $0.2 million and $0.3 million, respectively, is recorded within other current liabilities on the consolidated balance sheets.